Variable Portfolio – Managed Volatility Conservative Growth Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 31.9%
	Shares	Value ($)
International 9.7%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	3,091,129	52,270,999
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	1,732,644	20,601,139
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	1,188,561	15,070,957
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	1,177,147	15,338,218
Total		103,281,313
U.S. Large Cap 20.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	216,212	12,959,762
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	330,169	40,627,245
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	427,130	21,975,841
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,655,005	41,805,421
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	394,609	22,690,003
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	187,726	13,474,989
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	373,541	16,813,103
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	322,777	16,142,096
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	257,869	16,704,769
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	216,035	10,663,465
Total		213,856,694
U.S. Mid Cap 0.8%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	47,285	2,956,722
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	62,740	3,181,530
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	23,675	1,284,865
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	20,800	1,180,005
Total		8,603,122
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 1.4%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	271,625	3,460,498
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	228,287	3,294,180
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	111,429	4,232,068
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	96,186	4,250,460
Total		15,237,206
Total Equity Funds (Cost $163,006,269)		340,978,335

Exchange-Traded Fixed Income Funds 8.8%

Investment Grade 8.8%
iShares Core U.S. Aggregate Bond ETF	395,000	39,211,650
iShares iBoxx $ Investment Grade Corporate Bond ETF	157,150	17,127,778
Vanguard Intermediate-Term Corporate Bond ETF	218,000	18,039,500
Vanguard Total Bond Market ETF	265,000	19,514,600
Total		93,893,528
Total Exchange-Traded Fixed Income Funds (Cost $92,407,552)		93,893,528

Fixed Income Funds 40.5%

Investment Grade 40.5%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a),(b)	4,638,098	36,269,922
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	9,910,574	85,230,935
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	1,248,453	11,885,275
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,445,913	24,328,148
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,527,711	23,735,206
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,385,168	68,682,061
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	8,742,622	81,393,815

Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2026 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	10,425,646	101,754,303
Total		433,279,665
Total Fixed Income Funds (Cost $475,700,450)		433,279,665

Residential Mortgage-Backed Securities - Agency 9.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2041- 04/13/2056	3.000%	8,443,000	7,537,328
04/16/2041- 04/13/2056	3.500%	16,400,000	15,191,344
04/16/2041- 04/13/2056	4.000%	20,446,000	19,472,837
04/13/2056	4.500%	19,300,000	18,624,609
04/13/2056	5.000%	12,600,000	12,425,196
04/13/2056	5.500%	14,500,000	14,566,786
04/13/2056	6.000%	16,000,000	16,309,248
Total Residential Mortgage-Backed Securities - Agency (Cost $105,090,293)			104,127,348

Put Option Contracts Purchased 0.5%
Value ($)
(Cost $5,174,556)	5,151,485

Money Market Funds 17.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(a),(d)	182,712,751	182,639,666
Total Money Market Funds (Cost $182,630,077)		182,639,666
Total Investments in Securities (Cost: $1,024,009,197)		1,160,070,027
Other Assets & Liabilities, Net		(90,345,479)
Net Assets		1,069,724,548
At March 31, 2026, securities and/or cash totaling $9,394,279 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,360,000 AUD	929,869 USD	Barclays	04/22/2026	—	(8,228)
1,600,000 CAD	1,180,943 USD	Barclays	04/22/2026	29,764	—
2,679,000 CAD	1,922,879 USD	Barclays	04/22/2026	—	(4,626)
2,900,000 CHF	3,739,740 USD	Barclays	04/22/2026	104,369	—
38,748,000 NOK	3,990,114 USD	Barclays	04/22/2026	—	(11,246)
780,694 USD	1,104,000 AUD	Barclays	04/22/2026	—	(19,180)
3,403,492 USD	2,539,000 GBP	Barclays	04/22/2026	—	(42,956)
1,814,671 USD	3,174,000 NZD	Barclays	04/22/2026	10,538	—
5,300,000 EUR	6,142,620 USD	Citi	04/22/2026	10,397	—
20,187,000 NOK	2,073,822 USD	Citi	04/22/2026	—	(10,813)
3,482,924 USD	2,641,000 GBP	Citi	04/22/2026	12,615	—
535,446 USD	761,000 AUD	Goldman Sachs International	04/22/2026	—	(10,526)
2,210,000 CAD	1,616,419 USD	HSBC	04/22/2026	26,353	—
119,100,000 SEK	12,921,775 USD	HSBC	04/22/2026	326,825	—
1,628,692 USD	15,908,000 NOK	HSBC	04/22/2026	14,068	—
4,276,000 CAD	3,134,111 USD	JPMorgan	04/22/2026	57,586	—
3,417,000 EUR	3,919,501 USD	JPMorgan	04/22/2026	—	(34,047)
1,506,999 USD	1,295,000 EUR	JPMorgan	04/22/2026	—	(8,654)
20,558,012 USD	3,245,000,000 JPY	JPMorgan	04/22/2026	—	(70,559)
126,505,000 JPY	798,590 USD	Morgan Stanley	04/22/2026	—	(105)
1,552,004 USD	1,347,000 EUR	Morgan Stanley	04/22/2026	6,507	—
12,634,164 USD	122,050,000 NOK	Morgan Stanley	04/22/2026	—	(30,519)
638,649 USD	1,089,000 NZD	Morgan Stanley	04/22/2026	—	(12,420)
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,043,299 USD	9,667,000 SEK	Morgan Stanley	04/22/2026	—	(21,004)
1,509,000 CHF	1,924,254 USD	UBS	04/22/2026	32,608	—
284,332,000 JPY	1,798,477 USD	UBS	04/22/2026	3,334	—
24,378,000 SEK	2,551,815 USD	UBS	04/22/2026	—	(26,184)
5,748,356 USD	4,300,000 GBP	UBS	04/22/2026	—	(57,019)
4,300,000 AUD	3,025,562 USD	Wells Fargo	04/22/2026	59,522	—
1,246,000 CHF	1,593,381 USD	Wells Fargo	04/22/2026	31,425	—
2,418,000 CHF	3,026,438 USD	Wells Fargo	04/22/2026	—	(4,709)
1,431,632 USD	228,062,000 JPY	Wells Fargo	04/22/2026	8,248	—
658,714 USD	1,120,000 NZD	Wells Fargo	04/22/2026	—	(14,658)
2,538,154 USD	23,716,000 SEK	Wells Fargo	04/22/2026	—	(30,162)
Total				734,159	(417,615)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	14	04/2026	EUR	1,095,500	—	(21,443)
DAX Index	1	06/2026	EUR	570,925	—	(29,911)
FTSE 100 Index	2	06/2026	GBP	203,980	—	(1,579)
IBEX 35 Index	1	04/2026	EUR	169,665	—	(1,952)
NASDAQ 100 Index E-mini	15	06/2026	USD	7,174,500	—	(207,818)
S&P 500 Index E-mini	94	06/2026	USD	30,882,525	8,792	—
S&P/TSX 60 Index	14	06/2026	CAD	5,341,840	31,326	—
U.S. Long Bond	2	06/2026	USD	227,750	3,308	—
U.S. Treasury 2-Year Note	117	06/2026	USD	24,271,102	—	(131,775)
U.S. Treasury 5-Year Note	8	06/2026	USD	865,438	2,798	—
U.S. Treasury 5-Year Note	263	06/2026	USD	28,451,258	—	(347,500)
U.S. Treasury Ultra Bond	2	06/2026	USD	233,125	3,238	—
Total					49,462	(741,978)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(114)	06/2026	EUR	(6,264,300)	234,084	—
Euro STOXX 50 Index	(25)	06/2026	EUR	(1,373,750)	—	(10,302)
FTSE/MIB Index	(7)	06/2026	EUR	(1,525,160)	8,895	—
MSCI Singapore Index	(1)	04/2026	SGD	(43,660)	—	(202)
OMXS30 Index	(14)	04/2026	SEK	(4,088,000)	—	(8,077)
Russell 2000 Index E-mini	(20)	06/2026	USD	(2,512,200)	—	(1,542)
S&P 500 Index E-mini	(1)	06/2026	USD	(328,538)	—	(7,885)
S&P Mid 400 Index E-mini	(2)	06/2026	USD	(679,300)	3,847	—
S&P Mid 400 Index E-mini	(1)	06/2026	USD	(339,650)	—	(686)
SPI 200 Index	(1)	06/2026	AUD	(212,825)	—	(460)
TOPIX Index	(3)	06/2026	JPY	(105,120,000)	8,459	—
U.S. Treasury 10-Year Note	(5)	06/2026	USD	(555,234)	—	(1,338)
Total					255,285	(30,492)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	3,264,260	5	6,650.00	06/18/2026	136,018	138,675
S&P 500 Index	Morgan Stanley	USD	4,569,964	7	6,420.00	06/18/2026	186,225	137,060
S&P 500 Index	Morgan Stanley	USD	62,020,940	95	5,300.00	12/17/2027	2,441,347	2,299,000

Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2026 (Unaudited)
Put option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	45,699,640	70	5,400.00	12/17/2027	1,789,376	1,822,100
S&P 500 Index	Morgan Stanley	USD	17,627,004	27	5,500.00	12/17/2027	621,590	754,650
Total							5,174,556	5,151,485

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(3,264,260)	(5)	6,650.00	06/18/2026	(128,983)	(99,625)
S&P 500 Index	Morgan Stanley	USD	(4,569,964)	(7)	6,420.00	06/18/2026	(202,975)	(241,990)
Total							(331,958)	(341,615)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	189,372,100	97,572,248	(104,284,587)	(20,095)	182,639,666	—	3,084	1,717,554	182,712,751
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	13,788,293	33,484	(24,098)	(837,917)	12,959,762	—	63,138	—	216,212
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	37,302,746	6,982	(873,340)	(166,466)	36,269,922	—	30,241	—	4,638,098
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	43,196,726	40,807	(147,488)	(2,462,800)	40,627,245	—	346,315	—	330,169
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	87,620,721	22,280	(2,899,964)	487,898	85,230,935	—	(470,309)	—	9,910,574
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	24,012,861	287,570	(28,925)	(2,295,665)	21,975,841	—	(1,466)	—	427,130
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	12,188,392	3,302	(316,767)	10,348	11,885,275	—	2,807	—	1,248,453
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	25,061,577	3,079	(846,555)	110,047	24,328,148	—	(239,636)	—	3,445,913
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	56,079,018	3,577,553	(3,251,872)	(4,133,700)	52,270,999	—	1,740,735	3,375,854	3,091,129
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	44,599,255	134,981	(132,779)	(2,796,036)	41,805,421	—	103,503	—	1,655,005
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	23,779,953	33,065	(1,698,020)	575,005	22,690,003	—	111,137	—	394,609
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	3,002,600	58,813	(3,936)	(100,755)	2,956,722	—	(196)	—	47,285
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	3,070,995	12,625	(50,030)	147,940	3,181,530	—	77,253	—	62,740
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	3,609,653	20,881	(176,285)	6,249	3,460,498	—	31,561	—	271,625
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	3,538,467	26,823	(132,087)	(139,023)	3,294,180	—	26,373	—	228,287
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	24,371,562	3,515	(797,053)	157,182	23,735,206	—	(75,711)	—	2,527,711
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	70,651,743	10,309	(2,256,305)	276,314	68,682,061	—	(340,789)	—	7,385,168
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	14,814,005	472,857	(19,423)	(1,792,450)	13,474,989	—	(1,542)	—	187,726
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	17,602,640	4,085	(431,202)	(362,420)	16,813,103	—	736,276	—	373,541
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	83,620,646	17,048	(2,530,727)	286,848	81,393,815	—	(274,798)	—	8,742,622
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	1,135,516	101,122	(1,825)	50,052	1,284,865	—	—	—	23,675
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	17,453,417	17,819	(278,413)	(1,050,727)	16,142,096	—	593,970	—	322,777
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	1,078,307	130,948	(1,861)	(27,389)	1,180,005	—	(37)	—	20,800
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	17,883,500	65,230	(89,655)	(1,154,306)	16,704,769	—	1,872	—	257,869
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	104,869,666	10,707	(3,516,485)	390,415	101,754,303	—	(373,261)	—	10,425,646
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	11,304,118	19,483	(16,751)	(643,385)	10,663,465	—	41,870	—	216,035
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	22,212,350	620,304	(911,224)	(1,320,291)	20,601,139	—	215,965	517,081	1,732,644
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	16,435,390	203,254	(956,035)	(611,652)	15,070,957	—	204,599	129,695	1,188,561
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	16,005,369	552,148	(551,499)	(667,800)	15,338,218	—	370,514	477,214	1,177,147
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	4,594,101	12,988	(186,761)	(188,260)	4,232,068	—	282,657	—	111,429
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,618,106	17,163	(257,059)	(127,750)	4,250,460	—	364,565	—	96,186
Total	998,873,793			(18,400,589)	956,897,666	—	3,570,690	6,217,398

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2026.
Abbreviation Legend
TBA	To Be Announced

Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2026 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7046_(05/26)